Parent Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2023
Parent Only Financial Information [Abstract]
Schedule of Condensed Balance Sheets	Condensed Balance Sheets
	As of December 31,
	2022	2023
	RMB	RMB
Assets
Current asset
Cash and cash equivalents	22,710	61,230
Total current asset	22,710	61,230
Non-current asset
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	1,533,937	1,592,432
Total non-current asset	1,533,937	1,592,432
Total assets	1,556,647	1,653,662
Liabilities
Current liability
Accrued expenses and other current liabilities	27,225	27,867
Total current liability	27,225	27,867
Total liabilities	27,225	27,867
Equity
Class A ordinary shares	1	17
Additional paid-in capital	5,051,631	5,243,416
Accumulated other comprehensive loss	(393,841)	(398,160)
Accumulated deficit	(3,128,369)	(3,219,478)
Total shareholders’ equity	1,529,422	1,625,795

Total liabilities and shareholders’ equity	1,556,647	1,653,662

Schedule of Condensed Statements of Results of Operations	Condensed Statements of Results of Operations
	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
General and administrative expenses	(13,058)	(167,076)	(10,923)
Total operating expenses	(13,058)	(167,076)	(10,923)
Loss from operations	(13,058)	(167,076)	(10,923)
Equity loss of subsidiaries and the VIE and VIE’s subsidiaries	(626,570)	(244,039)	(80,934)
Other income:
Interest income (expense), net	2,462	957	(983)
Other income, net	—	9,247	1,730
Loss before income tax	(637,166)	(400,911)	(91,110)
Net loss	(637,166)	(400,911)	(91,110)
Net loss attributable to ordinary shareholders	(637,166)	(400,911)	(91,110)

Schedule of Condensed Statements of Cash Flows	Condensed statements of cash flows
	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash used in operating activities	(18,400)	(5,064)	(6,797)
Cash flows used in investing activities:
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	(128,192)	—	(142,060)
Investment in short-term investments	—	(168,198)	—
Proceeds from redemption of short-term investments	—	18,826	—
Net cash used in investing activities	(128,192)	(149,372)	(142,060)
Cash flows provided by financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	—	3,136	46,632
Proceeds from issuance of convertible promissory note, net of issuance costs	—	—	145,064
Net cash provided by financing activities	—	3,136	191,696
Effect of exchange rate changes on cash and cash equivalents	—	11,036	(4,319)
Net (decrease) increase in cash and cash equivalents	(146,592)	(140,264)	38,520
Cash and cash equivalents at the beginning of the year	309,566	162,974	22,710
Cash and cash equivalents at the end of the year	162,974	22,710	61,230